Restatement of Previously Issued Financial Statements (Details) - Schedule of Unaudited Condensed Consolidated Statement of Changes in Shareholders’ Deficit - PLUM ACQUISITION CORP. I [Member] - USD ($)
	3 Months Ended			4 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended	15 Months Ended
	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2023	Jun. 30, 2023	Sep. 30, 2023	Dec. 31, 2022	Mar. 31, 2023
Restatement of Previously Issued Financial Statements (Details) - Schedule of Unaudited Condensed Consolidated Statement of Changes in Shareholders’ Deficit [Line Items]
Balance	$ (6,252,747)	$ (8,185,793)	$ (15,297,513)		$ (15,297,513)	$ (15,297,513)	$ (15,297,513)	$ (15,297,513)
Issuance of subscription shares	491,175	166,966	256,635
Reduction of deferred underwriter fees			10,844,098					10,844,098
Accretion of Class A ordinary shares to redemption value	(1,084,311)	(786,320)	(3,568,966)					(3,568,966)
Net income (loss)	(338,050)	2,552,400	(420,047)	$ 2,552,400	2,132,353	1,794,302		(420,047)
Balance	(7,183,933)	(6,252,747)	(8,185,793)	(6,252,747)	(6,252,747)	(7,183,933)	(15,297,513)	(8,185,793)
Conversion of class B shares to Class A shares
As Previously Reported [Member]
Restatement of Previously Issued Financial Statements (Details) - Schedule of Unaudited Condensed Consolidated Statement of Changes in Shareholders’ Deficit [Line Items]
Balance	(5,252,495)	(8,734,659)	(15,297,513)		(15,297,513)	(15,297,513)
Reduction of deferred underwriter fees			10,844,098
Accretion of Class A ordinary shares to redemption value	(1,084,311)	(786,320)	(3,568,966)
Net income (loss)	(4,605,843)	4,268,484	(712,278)	4,268,484	3,556,206	(1,049,638)
Balance	(10,942,649)	(5,252,495)	(8,734,659)	(5,252,495)	(5,252,495)	(10,942,649)	(15,297,513)	(8,734,659)
Conversion of class B shares to Class A shares
Restatement Impacts [Member]
Restatement of Previously Issued Financial Statements (Details) - Schedule of Unaudited Condensed Consolidated Statement of Changes in Shareholders’ Deficit [Line Items]
Balance	(16,297,765)	(14,748,647)	(15,297,513)		(15,297,513)	(15,297,513)
Issuance of subscription shares	491,175	166,966	256,635
Net income (loss)	4,267,793	(1,716,084)	292,231
Balance	(11,538,797)	$ (16,297,765)	$ (14,748,647)	$ (16,297,765)	$ (16,297,765)	$ (11,538,797)	(15,297,513)	(14,748,647)
Conversion of class B shares to Class A shares
Ordinary Shares | Class A
Restatement of Previously Issued Financial Statements (Details) - Schedule of Unaudited Condensed Consolidated Statement of Changes in Shareholders’ Deficit [Line Items]
Balance (in Shares)
Balance
Balance (in Shares)	7,980,409					7,980,409
Balance	$ 799					$ 799
Conversion of class B shares to Class A shares (in Shares)	7,980,409
Conversion of class B shares to Class A shares	$ 799
Ordinary Shares | Class A | As Previously Reported [Member]
Restatement of Previously Issued Financial Statements (Details) - Schedule of Unaudited Condensed Consolidated Statement of Changes in Shareholders’ Deficit [Line Items]
Balance (in Shares)
Balance
Balance (in Shares)	7,980,409					7,980,409
Balance	$ 799					$ 799
Conversion of class B shares to Class A shares (in Shares)	7,980,409
Conversion of class B shares to Class A shares	$ 799
Ordinary Shares | Class A | Restatement Impacts [Member]
Restatement of Previously Issued Financial Statements (Details) - Schedule of Unaudited Condensed Consolidated Statement of Changes in Shareholders’ Deficit [Line Items]
Balance (in Shares)
Balance
Balance (in Shares)
Balance
Ordinary Shares | Class B
Restatement of Previously Issued Financial Statements (Details) - Schedule of Unaudited Condensed Consolidated Statement of Changes in Shareholders’ Deficit [Line Items]
Balance (in Shares)	7,980,409	7,980,409	7,980,409		7,980,409	7,980,409
Balance	$ 799	$ 799	$ 799		$ 799	$ 799	$ 799	$ 799
Balance (in Shares)		7,980,409	7,980,409	7,980,409	7,980,409		7,980,409	7,980,409
Balance		$ 799	$ 799	$ 799	$ 799		$ 799	$ 799
Conversion of class B shares to Class A shares (in Shares)	(7,980,409)
Conversion of class B shares to Class A shares	$ (799)
Ordinary Shares | Class B | As Previously Reported [Member]
Restatement of Previously Issued Financial Statements (Details) - Schedule of Unaudited Condensed Consolidated Statement of Changes in Shareholders’ Deficit [Line Items]
Balance (in Shares)	7,980,409	7,980,409	7,980,409		7,980,409	7,980,409
Balance	$ 799	$ 799	$ 799		$ 799	$ 799
Balance (in Shares)		7,980,409	7,980,409	7,980,409	7,980,409		7,980,409	7,980,409
Balance		$ 799	$ 799	$ 799	$ 799		$ 799	$ 799
Conversion of class B shares to Class A shares (in Shares)	(7,980,409)
Conversion of class B shares to Class A shares	$ (799)
Ordinary Shares | Class B | Restatement Impacts [Member]
Restatement of Previously Issued Financial Statements (Details) - Schedule of Unaudited Condensed Consolidated Statement of Changes in Shareholders’ Deficit [Line Items]
Balance (in Shares)	7,980,409	7,980,409	7,980,409		7,980,409	7,980,409
Balance	$ 799	$ 799	$ 799		$ 799	$ 799
Balance (in Shares)	7,980,409	7,980,409	7,980,409	7,980,409	7,980,409	7,980,409	7,980,409	7,980,409
Balance	$ 799	$ 799	$ 799	$ 799	$ 799	$ 799	$ 799	$ 799
Additional Paid-in Capital
Restatement of Previously Issued Financial Statements (Details) - Schedule of Unaudited Condensed Consolidated Statement of Changes in Shareholders’ Deficit [Line Items]
Balance	6,912,413	7,531,767
Issuance of subscription shares	491,175	166,966	256,635
Reduction of deferred underwriter fees			10,844,098					10,844,098
Accretion of Class A ordinary shares to redemption value	(1,084,311)	(786,320)	(3,568,966)					(3,568,966)
Balance	6,319,277	6,912,413	7,531,767	6,912,413	6,912,413	6,319,277		7,531,767
Additional Paid-in Capital | As Previously Reported [Member]
Restatement of Previously Issued Financial Statements (Details) - Schedule of Unaudited Condensed Consolidated Statement of Changes in Shareholders’ Deficit [Line Items]
Balance	6,488,812	7,275,132
Reduction of deferred underwriter fees			10,844,098
Accretion of Class A ordinary shares to redemption value	(1,084,311)	(786,320)	(3,568,966)
Balance	5,404,501	6,488,812	7,275,132	6,488,812	6,488,812	5,404,501		7,275,132
Additional Paid-in Capital | Restatement Impacts [Member]
Restatement of Previously Issued Financial Statements (Details) - Schedule of Unaudited Condensed Consolidated Statement of Changes in Shareholders’ Deficit [Line Items]
Balance	423,601	256,635
Issuance of subscription shares	491,175	166,966	256,635
Balance	914,776	423,601	256,635	423,601	423,601	914,776		256,635
Accumulated Deficit
Restatement of Previously Issued Financial Statements (Details) - Schedule of Unaudited Condensed Consolidated Statement of Changes in Shareholders’ Deficit [Line Items]
Balance	(13,165,959)	(15,718,359)	(15,298,312)		(15,298,312)	(15,298,312)	(15,298,312)	(15,298,312)
Accretion of Class A ordinary shares to redemption value
Net income (loss)	(338,050)	2,552,400	(420,047)					(420,047)
Balance	(13,504,009)	(13,165,959)	(15,718,359)	(13,165,959)	(13,165,959)	(13,504,009)	(15,298,312)	(15,718,359)
Accumulated Deficit | As Previously Reported [Member]
Restatement of Previously Issued Financial Statements (Details) - Schedule of Unaudited Condensed Consolidated Statement of Changes in Shareholders’ Deficit [Line Items]
Balance	(11,742,106)	(16,010,590)	(15,298,312)		(15,298,312)	(15,298,312)
Accretion of Class A ordinary shares to redemption value
Net income (loss)	(4,605,843)	4,268,484	(712,278)
Balance	(16,347,949)	(11,742,106)	(16,010,590)	(11,742,106)	(11,742,106)	(16,347,949)	(15,298,312)	(16,010,590)
Accumulated Deficit | Restatement Impacts [Member]
Restatement of Previously Issued Financial Statements (Details) - Schedule of Unaudited Condensed Consolidated Statement of Changes in Shareholders’ Deficit [Line Items]
Balance	(16,722,165)	(15,006,081)	(15,298,312)		(15,298,312)	(15,298,312)
Net income (loss)	4,267,793	(1,716,084)	292,231
Balance	$ (12,454,372)	$ (16,722,165)	$ (15,006,081)	$ (16,722,165)	$ (16,722,165)	$ (12,454,372)	$ (15,298,312)	$ (15,006,081)